Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — 115.2%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.768%	9/25/35	$70,333	$60,498 (b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	4.711%	10/25/35	94,420	83,580 (b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. Term SOFR + 0.614%)	4.772%	3/25/36	176,978	46,736 (b)
Aegis Asset-Backed Securities Trust, 2005-3 M3 (1 mo. Term SOFR + 0.849%)	5.007%	8/25/35	3,460,000	3,013,152 (b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 4.886%)	0.728%	6/25/35	756,234	43,893 (b)
Alternative Loan Trust, 2005-14 3A1	3.464%	5/25/35	87,209	69,456 (b)
Alternative Loan Trust, 2005-36 4A1	4.254%	8/25/35	104,201	97,168 (b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. Term SOFR + 0.614%)	4.772%	10/25/35	360,977	204,737 (b)
Alternative Loan Trust, 2006-HY10 1A1	3.981%	5/25/36	105,620	93,078 (b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	70,607	26,791
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	13,517	13,523
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. Term SOFR + 27.942%)	11.310%	9/25/37	358,242	312,040 (b)(c)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	4.632%	6/25/47	548,009	480,113 (b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.368%	1/25/36	525,192	333,056 (b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. Term SOFR + 0.914%)	5.072%	3/25/47	12,735,445	81,508 (b)(c)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	5.172%	7/25/46	1,692,098	350,630 (b)(c)(d)
Anchor Mortgage Trust, 2025-RTL1 A2	6.358%	5/25/40	1,930,000	1,941,456 (c)(d)
Banc of America Funding Corp., 2015-R3 2A2	3.373%	2/27/37	2,176,852	1,988,489 (b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	5.104%	12/20/34	115,261	103,262 (b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	26,012	24,204 (b)
Banc of America Funding Trust, 2006-F 1A1	6.392%	7/20/36	23,944	24,152 (b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. Term SOFR + 1.928%)	3.913%	9/26/45	2,827,078	2,023,377 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	5.172%	3/25/37	1,330,094	1,330,297 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. Term SOFR + 1.264%)	5.422%	3/25/37	602,618	607,331 (b)(d)
Bayview Financing INV Trust, 2021-6F A1	2.750%	12/30/27	1,263,176	1,223,441 (d)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.475%	11/25/35	115,276	72,384 (b)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	2.709%	9/25/34	9,231	9,248 (b)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,770,000	1,784,568 (c)(d)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	1,460,000	1,494,622 (c)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/1/36	122,368	10,180
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	1.228%	6/25/35	5,371,483	546,721 (b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. Term SOFR + 0.244%)	4.402%	4/25/47	39,108	38,026 (b)(d)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. Term SOFR + 19.210%)	7.776%	10/25/35	8,272	5,216 (b)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	5.116%	2/20/36	7,654	6,691 (b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. Term SOFR + 2.465%)	6.449%	2/20/36	62,123	54,524 (b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	43,558,261	415,629 (b)(d)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.982%	9/25/37	2,455,170	1,728,170 (b)(c)
Citigroup Mortgage Loan Trust, 2004-UST1 A2	5.717%	8/25/34	4,846	4,636 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.976%	7/25/36	$153,738	$90,068 (b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,259,125	2,433,081 (c)(d)
Citigroup Mortgage Loan Trust, 2021-J2 A4I2, IO	0.180%	7/25/51	31,150,132	310,255 (b)(d)
Citigroup Mortgage Loan Trust, 2021-J2 AIOS, IO	0.080%	7/25/51	63,858,197	285,446 (b)(c)(d)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. Term SOFR + 1.214%)	5.372%	5/25/47	215,912	182,838 (b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. Term SOFR + 0.554%)	4.712%	9/25/36	3,375,149	114,230 (b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	183,642	95,545
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. Term SOFR + 19.210%)	7.755%	7/27/36	132,707	117,640 (b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. Term SOFR + 0.254%)	4.717%	10/27/36	2,394,892	1,892,345 (b)(c)(d)
CSMC Trust, 2015-2R 7A2	4.062%	8/27/36	2,868,346	2,441,666 (b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.972%	7/25/57	2,890,337	917,728 (b)(c)(d)
CSMC Trust, 2021-INV2 A3X, IO	0.500%	11/25/56	25,367,161	761,228 (b)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. Term SOFR + 0.394%)	4.545%	2/15/34	8,141	7,895 (b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	10,069	4,446 (d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	4.384%	4/15/36	29,579	2,292 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	6.553%	4/15/36	28,268	3,453 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	3.333%	4/15/36	35,581	5,429 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	3.549%	4/15/36	126,471	17,180 (b)(d)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	842,823	863,182 (c)(d)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.556%	9/26/33	1,290,000	1,366,824 (b)(c)(d)
Easy Street Mortgage Loan Trust, 2025-RTL1 A2	8.299%	5/25/40	1,010,000	1,020,689 (c)(d)
FARM Mortgage Trust, 2021-1 B	3.231%	7/25/51	1,448,948	1,136,774 (b)(d)
FARM Mortgage Trust, 2024-2 B	5.591%	8/1/54	980,753	884,539 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 PI, IO, PAC	6.500%	3/25/54	802,994	153,509
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5523 IQ, IO, PAC	6.500%	4/25/55	3,774,905	683,090
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.071%	11/25/49	1,420,000	1,576,719 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	9.271%	2/25/50	1,166,729	1,276,261 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.856%	1/25/34	1,200,000	1,428,725 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	11.856%	10/25/41	1,640,000	1,722,604 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	11.356%	12/25/41	1,650,000	1,737,967 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 B2 (30 Day Average SOFR + 9.750%)	14.106%	4/25/42	1,500,000	1,664,427 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	11,974,419	1,801,003 (c)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.470%	9/25/55	$19,374,218	$2,269,572 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	122,399,446	490,087 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	2.391%	11/25/57	3,366,448	1,368,802 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	2.153%	8/25/57	3,267,993	997,740 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	674,107	656,046 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	4.554%	8/25/59	3,997,828	1,945,268 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	1,310,096	1,265,002 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	10.980%	3/25/61	1,624,847	951,916 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-2 M	5.000%	4/25/62	1,337,000	1,233,871 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	1,540,000	1,318,242 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.116%	9/25/47	736,478	629,814 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2018-SPI4 B	4.511%	11/25/48	3,672,290	2,733,180 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-DNA3 B2 (30 Day Average SOFR + 7.864%)	12.221%	9/25/48	2,000,000	2,314,520 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HQA2 B2 (30 Day Average SOFR + 11.114%)	15.471%	10/25/48	1,870,000	2,324,367 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.221%	5/25/43	5,361,958	6,429,700 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP2 B2 (30 Day Average SOFR + 10.614%)	14.971%	2/25/47	3,530,000	4,330,906 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.821%	1/25/48	1,855,000	2,212,770 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR2 B2 (30 Day Average SOFR + 7.514%)	11.871%	11/25/48	1,270,000	1,500,087 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	9.263%	9/25/47	1,200,000	1,294,624 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR4 B2 (30 Day Average SOFR + 5.114%)	9.471%	11/25/47	1,250,000	1,364,708 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.971%	9/25/49	1,680,000	1,892,014 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Whole Loan Securities Trust, 2015-SC01 B	3.861%	5/25/45	2,313,288	1,552,914 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C01 1B (30 Day Average SOFR + 11.864%)	16.221%	8/25/28	1,843,286	1,915,513 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1B (30 Day Average SOFR + 11.864%)	16.221%	10/25/28	1,923,120	2,025,532 (b)(c)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	13.721%	4/25/29	$3,486,301	$3,739,127 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.721%	1/25/40	1,500,000	1,539,903 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.356%	10/25/41	1,320,000	1,370,833 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	10.556%	11/25/41	1,500,000	1,564,598 (b)(c)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 LS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.679%	12/25/42	892,837	97,165 (b)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	4.601%	8/25/35	174,815	144,491 (b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	64,242	16,242
Government National Mortgage Association (GNMA), 2023-184 HI, IO	7.000%	12/20/53	1,351,159	287,021
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	1.661%	9/20/54	3,065,862	309,826 (b)
Government National Mortgage Association (GNMA), 2025-108 SC, IO (-1.000 x 30 Day Average SOFR + 5.880%)	1.491%	6/20/55	2,985,846	285,696 (b)
Government National Mortgage Association (GNMA), 2025-114 WS, IO (-1.000 x 30 Day Average SOFR + 5.150%)	0.761%	7/20/55	5,780,330	268,329 (b)
Government National Mortgage Association (GNMA), 2025-141 SE, IO (-1.000 x 30 Day Average SOFR + 5.850%)	1.461%	8/20/55	3,196,794	299,679 (b)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	4.789%	3/20/26	7,068	718 (b)(d)
GS Mortgage-Backed Securities Trust, 2021-GR2 AIOS, IO	0.190%	2/25/52	63,811,644	715,195 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2021-PJ2 AIOS, IO	0.220%	7/25/51	58,946,644	757,476 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.083%	5/25/62	1,516,158	1,294,044 (b)(c)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	205,629	183,904 (d)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	10.356%	10/25/33	1,000,000	1,070,304 (b)(c)(d)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.990%	1/25/37	53,303	40,690 (b)
Impac CMB Trust, 2004-8 1A (1 mo. Term SOFR + 0.834%)	4.992%	10/25/34	18,525	18,358 (b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.804%	1/25/36	56,532	44,080 (b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	3.509%	1/25/35	20,802	18,823 (b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	4.049%	9/25/35	30,092	24,711 (b)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	4.892%	10/25/36	1,497,129	642,935 (b)(c)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.931%	5/25/36	91,849	85,346 (b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.462%	6/25/36	194,261	168,452 (b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	4.421%	6/25/36	194,424	150,102 (b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	4.157%	3/25/37	164,593	143,358 (b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	18,398	18,078
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	4,511	4,506
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.331%	5/25/54	20,192,305	398,781 (b)(d)
Legacy Mortgage Asset Trust, 2021-GS3 A2	7.250%	7/25/61	1,787,029	1,785,991 (c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	1.128%	7/25/36	3,962,074	395,313 (b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. Term SOFR + 0.444%)	4.602%	6/25/37	2,586,491	416,554 (b)
Lehman XS Trust, 2006-19 A4 (1 mo. Term SOFR + 0.454%)	4.612%	12/25/36	263,035	257,507 (b)(c)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
LHOME Mortgage Trust, 2024-RTL1 A2	9.165%	1/25/29	$1,100,000	$1,114,283 (c)(d)
LHOME Mortgage Trust, 2024-RTL2 A2	8.897%	3/25/29	760,000	768,447 (c)(d)
LHOME Mortgage Trust, 2024-RTL5 M2	8.180%	9/25/39	1,500,000	1,490,942 (b)(c)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	6.169%	10/25/34	2,415	2,372 (b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.482%	4/25/46	83,397	77,299 (b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	35,652	26,141 (d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	4.440%	3/25/36	302,523	148,789 (b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	4.412%	6/25/36	181,849	32,667 (b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. Term SOFR + 0.574%)	4.732%	2/25/37	1,280,594	248,294 (b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.600%	11/25/37	431,159	371,952 (b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (12 mo. Moving Treasury Average + 0.710%)	4.068%	12/27/46	635,251	576,948 (b)(c)(d)
New Residential Mortgage Loan Trust, 2017-1A B6	5.343%	2/25/57	2,014,929	1,889,274 (b)(d)
New Residential Mortgage Loan Trust, 2019-4A B6	4.507%	12/25/58	2,103,781	1,397,979 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	14,669,296	205,744 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-NQM4 B2	5.143%	9/25/59	1,608,000	1,509,925 (b)(c)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 M1	9.298%	3/25/39	380,000	383,392 (b)(c)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 M2	9.298%	3/25/39	870,000	870,706 (b)(c)(d)
NYMT Loan Trust, 2024-BPL1 A2	8.617%	2/25/29	1,620,000	1,630,310 (c)(d)
PRKCM Trust, 2023-AFC1 M1	7.420%	2/25/58	1,480,000	1,489,887 (b)(c)(d)
PRKCM Trust, 2023-AFC3 B1	7.647%	9/25/58	1,220,000	1,233,101 (b)(c)(d)
PRKCM Trust, 2024-AFC1 B2	8.420%	3/25/59	1,450,000	1,467,046 (b)(c)(d)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. Term SOFR + 0.654%)	4.812%	8/25/31	419,345	400,033 (b)
PRPM LLC, 2025-RCF3 M1B	5.250%	7/25/55	1,000,000	978,806 (b)(d)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.772%	3/25/37	1,426,481	1,206,543 (b)(c)
RALI Trust, 2005-QA3 CB4	4.077%	3/25/35	700,168	319,051 (b)
RALI Trust, 2006-QA1 A11	5.080%	1/25/36	187,156	135,393 (b)
RALI Trust, 2006-QA4 A (1 mo. Term SOFR + 0.474%)	4.632%	5/25/36	103,633	94,953 (b)(c)
RALI Trust, 2006-QO2 A1 (1 mo. Term SOFR + 0.554%)	4.712%	2/25/46	165,246	27,357 (b)(c)
RAMP Trust, 2004-RS4 MII2 (1 mo. Term SOFR + 1.464%)	4.944%	4/25/34	778,911	708,016 (b)(c)
Redwood Funding Trust, 2025-2 A	7.112%	10/25/55	1,129,649	1,140,211 (d)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	885,425	887,594 (d)
Redwood Funding Trust, 2025-3 B	7.749%	12/27/56	1,100,000	1,102,778 (d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	516,941	251,660 (c)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,442,271	568,067 (c)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	175,426	87,509 (c)
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	1.128%	9/25/36	1,587,004	111,663 (b)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,770,000	1,773,500 (c)(d)
Starwood Mortgage Residential Trust, 2020-3 B2	4.750%	4/25/65	1,490,000	1,261,779 (b)(c)(d)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	2,700,000	1,911,934 (b)(c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.817%	12/25/34	115,267	104,209 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.275%	3/25/35	82,022	68,298 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.521%	4/25/35	26,557	24,304 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. Term SOFR + 3.864%)	8.022%	9/25/34	$297,405	$229,918 (b)(c)
Toorak Mortgage Trust, 2024-RRTL1 B1	10.335%	2/25/39	800,000	807,049 (b)(c)(d)
Toorak Mortgage Trust, 2024-RRTL1 B2	10.335%	2/25/39	640,000	647,354 (b)(c)(d)
UWM Mortgage Trust, 2021-1 AX4, IO	0.250%	6/25/51	22,390,907	292,423 (b)(d)
Verus Securitization Trust, 2022-INV2 M1	6.761%	10/25/67	1,430,000	1,425,378 (b)(c)(d)
Verus Securitization Trust, 2023-3 B1	7.727%	3/25/68	1,200,000	1,205,384 (b)(c)(d)
Verus Securitization Trust, 2023-4 B1	8.056%	5/25/68	1,170,000	1,177,451 (b)(c)(d)
Verus Securitization Trust, 2023-5 B1	7.999%	6/25/68	1,200,000	1,210,446 (b)(c)(d)
Verus Securitization Trust, 2023-7 B1	7.886%	10/25/68	1,960,000	1,988,442 (b)(c)(d)
Verus Securitization Trust, 2024-8 B1	7.032%	10/25/69	1,750,000	1,773,693 (b)(c)(d)
Verus Securitization Trust, 2025-R1 B1	6.400%	5/25/65	1,450,000	1,436,923 (b)(c)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	7.177%	10/20/35	3,665	3,592 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. Term SOFR + 22.864%)	7.618%	10/25/35	86,386	79,425 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. Term SOFR + 35.094%)	4.602%	11/25/35	33,510	33,837 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. Term SOFR + 1.014%)	5.172%	11/25/35	57,892	53,002 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. Term SOFR + 0.909%)	5.067%	1/25/45	1,200,109	1,082,942 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. Term SOFR + 1.094%)	5.252%	10/25/45	56,154	55,157 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. Term SOFR + 0.314%)	4.472%	12/25/36	221,468	109,250 (b)(c)

Total Residential Mortgage-Backed Securities (Cost — $147,785,202)				155,031,814
Commercial Mortgage-Backed Securities(a) — 43.9%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.637%	9/15/34	3,430,000	3,327,040 (b)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.345%	9/15/34	320,000	309,653 (b)(d)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.498%	12/15/36	1,388,311	1,290,262 (b)(d)
BANK, 2021-BN35 H	1.767%	6/15/64	1,860,000	721,053 (b)(d)
BANK, 2021-BN35 K	1.767%	6/15/64	4,703,147	1,670,707 (b)(d)
BANK, 2022-BNK43 E	3.000%	8/15/55	1,500,000	1,047,756 (d)
BANK, 2022-BNK44 D	4.000%	11/15/32	948,000	744,491 (b)(d)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	1,100,000	979,718 (d)
BF Mortgage Trust, 2019-NYT E (1 mo. Term SOFR + 2.797%)	6.948%	12/15/35	1,440,000	1,316,528 (b)(d)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.790%	11/15/41	1,170,000	1,175,373 (b)(d)
BPR Trust, 2021-TY F (1 mo. Term SOFR + 4.314%)	8.465%	9/15/38	1,000,000	988,965 (b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	9.765%	8/15/38	3,013,097	601,524 (b)(d)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	1,500,000	1,259,711 (b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	7.096%	4/15/34	2,000,000	1,950,211 (b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.154%	10/15/38	1,750,000	1,756,214 (b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.256%	2/15/39	805,000	804,994 (b)(d)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.838%	5/15/34	1,174,537	1,182,880 (b)(d)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.840%	4/15/40	1,247,914	1,252,098 (b)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Mortgage-Backed Securities(a) — continued
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.407%	10/15/36	$1,500,000	$1,493,836 (b)(d)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.794%	7/15/32	1,620,000	1,612,713 (b)(d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	1,509,000	1,443,945 (b)(d)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	10.515%	7/15/38	1,500,000	251 (b)(d)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.750%	10/15/42	330,000	332,268 (b)(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021-MN1 B1 (30 Day Average SOFR + 7.750%)	12.106%	1/25/51	950,000	1,052,252 (b)(d)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.755%	7/25/31	560,588	540,659 (b)(d)
FRESB Mortgage Trust, 2018-SB48 B	4.660%	2/25/38	1,030,840	608,546 (b)(d)
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.169%	4/16/62	5,757,823	467,852 (b)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.483%	3/15/41	610,000	608,056 (b)(d)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	8.069%	10/15/42	2,000,000	1,995,000 (d)(e)
GS Mortgage Securities Corp., 2024-70P HRR	10.333%	3/10/41	4,420,000	4,453,315 (b)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.897%	11/15/32	2,500,000	2,489,696 (b)(d)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	50,736	49,651
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.587%	10/15/41	1,477,881	1,491,582 (b)(d)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	11.378%	7/15/39	1,600,000	1,621,683 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	11.765%	6/15/26	1,250,000	271,255 (b)(d)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	8.220%	8/15/38	1,299,330	1,279,496 (b)(d)
MF1 Ltd., 2021-FL7 E (1 mo. Term SOFR + 2.914%)	7.050%	10/16/36	2,000,000	1,968,327 (b)(d)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	13.221%	10/25/49	2,500,000	2,569,405 (b)(d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.971%	3/25/50	1,500,000	1,558,750 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	500,000	326,661 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	950,000	366,530 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.758%	1/15/39	3,500,000	2,245,554 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	9.343%	3/15/35	1,272,750	1,268,067 (b)(d)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	11.650%	2/15/39	1,831,354	1,669,191 (b)(d)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	1,000,000	641,953 (b)(d)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,000,000	673,194 (b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	2,200,000	1,635,010 (b)(d)

Total Commercial Mortgage-Backed Securities (Cost — $66,104,625)				59,113,876
			Face Amount/ Units
Asset-Backed Securities — 21.3%
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.818%	1/25/38	$560,000	556,531 (b)(c)(d)
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	670,000	690,733 (d)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.075%	1/20/38	290,000	293,738 (b)(d)
Balboa Bay Loan Funding Ltd., 2023-1A ERR (3 mo. Term SOFR + 5.400%)	9.725%	4/20/36	640,000	641,640 (b)(c)(d)
Bayview Opportunity Master Fund LLC, 2024-CAR1 E (30 Day Average SOFR + 3.600%)	7.956%	12/26/31	695,208	703,503 (b)(d)
BCMSC Trust, 1998-B A	6.530%	10/15/28	12,432	12,408 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.268%	7/15/37	$500,000	$505,020 (b)(c)(d)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	8.219%	11/22/34	510,000	511,223 (b)(c)(d)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,114,576 (b)(c)(d)
Clover CLO LLC, 2021-3A ER (3 mo. Term SOFR + 4.900%)	9.218%	1/25/35	720,000	721,953 (b)(c)(d)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.822%	7/25/36	500,000	501,042 (b)(c)(d)
Conseco Finance Corp., 1999-4 A8	7.700%	5/1/31	4,636,532	1,328,893 (b)
Conseco Finance Corp., 1999-4 A9	7.020%	5/1/31	10,307,070	2,735,282 (b)
DRB Prime Student Loan Trust, 2017-A R	20.948%	5/27/42	429	802,867 (d)(f)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.898%	1/25/38	500,000	502,370 (b)(d)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.168%	1/25/38	850,000	855,721 (b)(c)(d)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.175%	1/20/37	630,000	628,126 (b)(d)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	1,429,649	1,393,822 (c)(d)
Huntington Bank Auto Credit-Linked Notes, 2025-2 D (30 Day Average SOFR + 3.250%)	7.639%	9/20/33	649,367	650,592 (b)(d)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.818%	1/25/35	280,000	282,255 (b)(d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	616,645	331,540 (d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	631,614	430,500 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	985,999	952,180 (d)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.218%	1/25/37	280,000	277,014 (b)(c)(d)
MetroNet Infrastructure Issuer LLC, 2025-2A C	7.830%	8/20/55	670,000	681,195 (d)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.718%	10/18/35	600,000	597,544 (b)(c)(d)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.810%	3/29/38	5,942,187	543,128 (b)(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. Term SOFR + 0.474%)	4.632%	1/26/32	1,688,774	1,598,797 (b)
Nelnet Student Loan Trust, 2021-DA D	4.380%	4/20/62	1,200,000	1,047,536 (d)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.475%	7/20/36	260,000	261,299 (b)(d)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	736,442	750,236 (d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.665%	1/20/38	600,000	606,044 (b)(c)(d)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	12/10/25	2,191,561	22
Renew Financial, 2024-2A B	8.223%	11/20/60	929,630	936,056 (d)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	9.140%	7/15/40	520,000	526,471 (b)(d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,020,000	1,044,395 (d)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	338,345	347,556 (d)
SoFi Professional Loan Program LLC, 2017-F R1	27.152%	1/25/41	34,000	280,518 (d)(f)
Stonepeak, 2021-1A B	3.821%	2/28/33	553,815	537,680 (d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	810,166	732,283 (d)
Whitebox CLO Ltd., 2025-5A E (3 mo. Term SOFR + 5.250%)	9.504%	7/20/38	690,000	687,809 (b)(d)

Total Asset-Backed Securities (Cost — $31,219,538)				28,602,098
			Shares
Preferred Stocks — 4.0%
Financials — 4.0%
Mortgage Real Estate Investment Trusts (REITs) — 4.0%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		52,953	1,342,888 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security		Rate		Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — continued
Arbor Realty Trust Inc., Non Voting Shares (6.250% to 10/12/26 then 3 mo. Term SOFR + 5.440%)		6.250%		44,004	$994,490 (b)
Chimera Investment Corp., Non Voting Shares		8.000%		31,752	702,672
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)		8.981%		31,276	722,475 (b)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)		9.583%		70,049	1,672,070 (b)

Total Preferred Stocks (Cost — $5,196,873)					5,434,595
			Maturity Date	Face Amount
Convertible Bonds & Notes — 1.4%
Financials — 1.4%
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Two Harbors Investment Corp., Senior Notes (Cost — $1,807,904)		6.250%	1/15/26	$1,835,000	1,835,001
	Counterparty	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.44 Index, Put @ 106.000bps, 500.000bps quarterly payments made by the Fund, maturing on 6/20/30 (Cost — $60,300)	JPMorgan Chase & Co.	10/15/25	6,700,000	$6,700,000	2,402
		Rate	Maturity Date	Face Amount
Corporate Bonds & Notes — 3.5%
Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.7%
Full House Resorts Inc., Senior Secured Notes		8.250%	2/15/28	$1,050,000	975,459 (d)

Financials — 2.3%
Banks — 0.6%
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)		8.000%	9/27/29	750,000	812,221 (b)(g)
Insurance — 0.6%
Allianz SE, Junior Subordinated Notes (3.200% to 4/30/28 then 5 year Treasury Constant Maturity Rate + 2.165%)		3.200%	10/30/27	800,000	752,865 (b)(d)(g)
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Arbor Realty SR Inc., Senior Notes		7.875%	7/15/30	1,430,000	1,504,177 (d)

Total Financials					3,069,263
Health Care — 0.4%
Health Care Providers & Services — 0.4%
CHS/Community Health Systems Inc., Secured Notes		6.875%	4/15/29	710,000	565,103 (d)

Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes		8.875%	9/1/31	130,000	138,855 (d)

Total Corporate Bonds & Notes (Cost — $4,436,296)					4,748,680
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Senior Loans — 1.1%
Financials — 0.7%
Financial Services — 0.7%
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	9.594%	6/16/28	$971,519	$973,948 (b)(h)(i)(j)

Real Estate — 0.4%
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 mo. Term SOFR + 2.750%)	6.913%	1/31/30	473,750	475,529 (b)(h)(i)

Total Senior Loans (Cost — $1,430,483)				1,449,477
Total Investments before Short-Term Investments (Cost — $258,041,221)				256,217,943
			Shares
Short-Term Investments — 1.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,079,882)	4.101%		2,079,882	2,079,882 (k)(l)
Total Investments — 191.9% (Cost — $260,121,103)				258,297,825
Liabilities in Excess of Other Assets — (91.9)%				(123,693,296)
Total Net Assets — 100.0%				$134,604,529

††	Represents less than 0.1%.
(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Rate shown is the current yield based on income received over the trailing twelve months.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $2,079,882 and the cost was $2,079,882 (Note 2).

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
Re-REMIC	—	Resecuritization of Real Estate Mortgage Investment Conduit
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities Inc.	6.015%	9/22/2025	2/20/2026	$2,010,000	Residential Mortgage-Backed Securities Asset-Backed Securities	$1,022,086 1,311,479
Nomura Securities Inc.	6.183%	9/3/2025	2/20/2026	2,507,000	Residential Mortgage-Backed Securities Asset-Backed Securities	2,239,486 654,089
Nomura Securities Inc.	6.329%	7/15/2025	2/20/2026	116,674,000	Residential Mortgage-Backed Securities Asset-Backed Securities	130,654,818 6,105,268
				$121,191,000		$141,987,226

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At September 30, 2025, the Fund had the following open written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Credit default swaption to sell protection on Markit CDX.NA.HY.44 Index, Put, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30 (Premiums received — $24,120)	JPMorgan Chase & Co.	10/15/25	103.000 bps	6,700,000	6,700,000 ‡	$(470)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	44	12/25	$5,035,862	$5,130,125	$(94,263)
U.S. Treasury Ultra 10-Year Notes	79	12/25	8,992,368	9,091,172	(98,804)
U.S. Treasury Ultra Long-Term Bonds	20	12/25	2,337,968	2,401,250	(63,282)
Net unrealized depreciation on open futures contracts					$(256,349)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$155,031,814	—	$155,031,814
Commercial Mortgage-Backed Securities	—	59,113,876	—	59,113,876
Asset-Backed Securities	—	28,602,098	—	28,602,098
Preferred Stocks	$5,434,595	—	—	5,434,595
Corporate Bonds & Notes	—	4,748,680	—	4,748,680
Convertible Bonds & Notes	—	1,835,001	—	1,835,001
Senior Loans:
Financials	—	—	$973,948	973,948
Real Estate	—	475,529	—	475,529
Purchased Options	—	2,402	—	2,402
Total Long-Term Investments	5,434,595	249,809,400	973,948	256,217,943
Short-Term Investments†	2,079,882	—	—	2,079,882
Total Investments	$7,514,477	$249,809,400	$973,948	$258,297,825
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$470	—	$470
Futures Contracts††	$256,349	—	—	256,349
Total	$256,349	$470	—	$256,819

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$595,663	$59,158,938	59,158,938	$57,674,719	57,674,719

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$116,744	—	$2,079,882

Western Asset Mortgage Opportunity Fund Inc. 2025 Quarterly Report